Property and Equipment, Net (Tables)	12 Months Ended
Feb. 28, 2026
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

Property and equipment, net, consisted of the followings:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Construction and buildings	116,070	116,456	16,981
Leasehold improvement	8,827	9,671	1,410
Motor vehicles	1,634	1,634	238
Electronic equipment	4,334	4,134	603
Office equipment & furniture	6,787	6,832	996
Construction in progress	471	—	—
Total	138,123	138,727	20,228
Less: accumulated depreciation	12,895	18,153	2,646
Property and equipment, net	125,228	120,574	17,582